Debt - Paragraphs (Details) - P3 Health Partners Inc.			6 Months Ended	11 Months Ended	12 Months Ended
	Nov. 19, 2020 USD ($) shareholder payment $ / shares shares	Jun. 07, 2020 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) payment $ / shares shares	Dec. 02, 2021 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) shareholder loan	Dec. 03, 2021 USD ($)
Debt Instrument [Line Items]
Debt outstanding			$ 80,000,000	$ 80,053,526					$ 80,046,101	$ 55,136,089	$ 16,516,598	$ 80,053,526
Net proceeds from debt				25,000,000						40,180,000
Percentage of pledged stock, Its subsidiaries and bank accounts			100.00%
Class C Preferred Units
Debt Instrument [Line Items]
Shares repurchased | shares		200,000
Share price | $ / shares		$ 0.90
Members deficit decrease		$ 180,000
Number of share-purchase agreement | shareholder											1
Short term financing agreements
Debt Instrument [Line Items]
Debt face amount									$ 3,683,100
Weighted average interest rate									2.60%
Short term financing agreements | Minimum
Debt Instrument [Line Items]
Debt instrument term									9 months
Short term financing agreements | Maximum
Debt Instrument [Line Items]
Debt instrument term									10 months
LTD-A
Debt Instrument [Line Items]
Debt outstanding											$ 1,516,598
Net proceeds from debt											16,164,914
Accrued interest											$ 112,712
Interest rate											12.00%
Number of loans not paid | loan											1
LTD-C
Debt Instrument [Line Items]
Debt outstanding			$ 15,000,000	15,000,000					$ 15,000,000	15,000,000	$ 15,000,000	15,000,000
Net proceeds from debt	$ 15,000,000.0
Accrued interest									6,511,477	3,865,740
Interest rate	11.00%
Number of share-purchase agreement | shareholder	1
Original investor contribution exchange for notes	$ 15,000,000.0
Amount exit fee due at maturity	600,000
LTD-D
Debt Instrument [Line Items]
Debt face amount	$ 100,000,000
Debt outstanding			65,000,000	65,000,000					65,000,000	40,000,000		65,000,000
Gross proceeds from debt			65,000,000						65,000,000
Net proceeds from debt			61,058,281	25,000,000					61,058,281	40,000,000
Debt issuance cost			$ 3,941,719						3,941,719
Accrued interest									2,259,588	186,666
Period when revenue should greater than or equal to $125.0 million	3 months
Minimum revenue for any three consecutive months after closing	$ 125,000,000.0
Minimum liquidity	5,000,000.0
Minimum annual revenue	$ 125,000,000.0				$ 650,000,000.0	$ 585,000,000.0	$ 525,000,000.0	$ 460,000,000.0	395,000,000.0
Paid in cash interest, percentage	12.00%		12.00%
Partially paid in kind interest, percentage	8.00%		8.00%
Paid in kind interest, percentage	4.00%		4.00%
Interest payment term	3 years		3 years
Number of payments | payment	12		12
Warrant term			10 years
Warrant issued for securities | shares			858,351
Percentage of pledged stock, Its subsidiaries and bank accounts	100.00%
Share price | $ / shares			$ 4.68
LTD-D | Series D Preferred units
Debt Instrument [Line Items]
Warrant term	10 years
Warrant issued for securities | shares	858,351
Exercise price (in $ per share) | $ / shares	$ 4.68
LTD-E
Debt Instrument [Line Items]
Debt outstanding				$ 53,526					$ 46,101	136,089		$ 53,526
Net proceeds from debt										$ 180,000
Long term debt increase		$ 180,000
Interest rate		3.25%
Monthly payment		$ 7,757
LTD-E | Class C Preferred Units
Debt Instrument [Line Items]
Members deficit decrease		180,000
Monthly payment		$ 7,757